Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FAIRHOLME FUNDS INC
Entity Central Index Key	0001096344
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000023273
Shareholder Report [Line Items]
Fund Name	The Fairholme Fund
Trading Symbol	FAIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about The Fairholme Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.
Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Fund	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	The Fairholme Fund	S&P 500 Index
2015	$10,000	$10,000
2016	$8,937	$10,172
2017	$9,911	$11,948
2018	$9,682	$13,667
2019	$10,001	$14,184
2020	$9,807	$16,005
2021	$16,063	$22,458
2022	$16,382	$22,391
2023	$15,324	$23,045
2024	$18,678	$29,540
2025	$16,135	$33,535

Average Annual Return [Table Text Block]
AATR	1 Year	5 years	10 years
The Fairholme Fund	-13.61%	10.47%	4.90%
S&P 500 Index	13.52%	15.94%	12.86%

AssetsNet	$ 1,007,061,528
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	1.02%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,007,061,528
# of Portfolio Holdings	12
Portfolio Turnover Rate	1.02%

Holdings [Text Block]

Top Holdings

The St. Joe Co.	75.2%
Enterprise Products Partners LP	9.0%
Imperial Metals Corp.	1.8%
Bank OZK	1.1%
Federal National Mortgage Association	0.3%
Energy Transfer LP	0.3%

Sector Weightings

Value	Value
Mortgage Finance	0.3%
Regional Banks	1.1%
Metals & Mining	1.8%
Oil & Gas Storage & Transportation	9.3%
Cash and Cash Equivalents	12.3%
Real Estate Management & Development	75.2%

Asset Weightings

Value	Value
Domestic Equity Securities	85.6%
U.S. Government Obligations	10.9%
Foreign Equity Securities	1.8%
Money Market Funds	1.4%
Domestic Preferred Equity Securities	0.3%
Other Assets in Excess of Liabilities	(0.0)%

Material Fund Change [Text Block]
C000082377
Shareholder Report [Line Items]
Fund Name	The Fairholme Focused Income Fund
Trading Symbol	FOCIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about The Fairholme Focused Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.
Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Focused Income Fund	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	The Fairholme Focused Income Fund	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,076	$10,299
2017	$11,756	$10,462
2018	$12,153	$10,423
2019	$12,182	$11,090
2020	$11,205	$12,134
2021	$13,189	$12,085
2022	$13,894	$11,091
2023	$14,210	$10,854
2024	$16,358	$10,995
2025	$18,219	$11,596

Average Annual Return [Table Text Block]
AATR	1 Year	5 years	10 years
The Fairholme Focused Income Fund	11.38%	10.21%	6.18%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 204,913,179
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	3.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$204,913,179
# of Portfolio Holdings	16
Portfolio Turnover Rate	3.60%

Holdings [Text Block]

Top Holdings

Enterprise Products Partners LP	30.6%
Bank OZK	11.0%
W. R. Berkley Corp.	6.8%
Federal Home Loan Mortgage Corp.	2.7%
Occidental Petroleum Corp.	0.8%
Diamondback Energy, Inc.	0.3%
Core Natural Resources, Inc.	0.2%
EOG Resources, Inc.	0.1%
Chevron Corp.	0.1%
Exxon Mobil Corp.	0.1%

Sector Weightings

Value	Value
Coal & Consumable Fuels	0.2%
Oil & Gas Exploration & Production	0.4%
Integrated Oil & Gas	1.0%
Mortgage Finance	2.7%
Property & Casualty Insurance	6.8%
Regional Banks	11.0%
Oil & Gas Storage & Transportation	30.6%
Cash and Cash Equivalents	47.3%

Asset Weightings

Value	Value
Domestic Equity Securities	50.0%
U.S. Government Obligations	41.4%
Money Market Funds	5.9%
Domestic Preferred Equity Securities	2.7%
Liabilities in Excess of Other Assets	(0.0)%

Material Fund Change [Text Block]